Debt - Schedule of Debt Components (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Debt Obligations
Total Debt Obligations	$ 836,875	$ 837,813
Unamortized (discount) premium
Total unamortized (discount) premium	3,135	3,312
Unamortized debt issuance costs:
Total unamortized debt issuance costs	(11,854)	(12,808)
Total Debt	828,156	828,317
Term Loan
Debt Obligations
Total Debt Obligations	361,875	362,813
Unamortized (discount) premium
Total unamortized (discount) premium	(738)	(811)
Unamortized debt issuance costs:
Total unamortized debt issuance costs	$ (4,573)	(5,065)
Interest rate	4.00%
Line of Credit | Revolving Credit Facility
Debt Obligations
Total Debt Obligations	$ 0	0
Senior Notes | Senior Notes Due 2020
Debt Obligations
Total Debt Obligations	475,000	475,000
Unamortized (discount) premium
Total unamortized (discount) premium	3,873	4,123
Unamortized debt issuance costs:
Total unamortized debt issuance costs	$ (7,281)	$ (7,743)
Interest rate	8.00%